Members' Capital (Deficit) - Additional Information (Details) - Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Contributions	$ 9,831	$ 21,895	$ 21,126
Distributions	$ 78,054	$ 320,252	$ 44,849